Exhibit 99.1

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-18	30/360 Days	30	Collection Period Start	1-Jan-18
Distribution Date	15-Feb-18	Actual/360 Days	30	Collection Period End	31-Jan-18
				Prior Month Settlement Date	16-Jan-18
				Current Month Settlement Date	15-Feb-18

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,365,082,527.70	720,412,365.50	687,607,143.13	0.528082
Yield Supplement Overcollaterization		62,999,164.12	24,733,278.32	23,066,637.81
Total Adjusted Pool Balance		1,302,083,363.58	695,679,087.18	664,540,505.32
Total Adjusted Securities		1,302,083,363.58	695,679,087.18	664,540,505.32	0.510367
Class A-1 Notes	0.62000%	296,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.07000%	330,000,000.00	91,782,764.62	67,885,713.43	0.205714
Class A-2b Notes	1.77945%	100,000,000.00	27,812,958.98	20,571,428.31	0.205714
Class A-3 Notes	1.18000%	428,000,000.00	428,000,000.00	428,000,000.00	1.000000
Class A-4 Notes	1.38000%	96,000,000.00	96,000,000.00	96,000,000.00	1.000000
Certificates	0.00000%	52,083,363.58	52,083,363.58	52,083,363.58	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	23,897,051.19	81,839.63	72.4153067	0.2479989
Class A-2b Notes	7,241,530.67	41,243.14	72.4153067	0.4124314
Class A-3 Notes	0.00	420,866.67	—	0.9833333
Class A-4 Notes	0.00	110,400.00	—	1.1500000
Certificates	0.00	0.00	—	—

Total Securities	31,138,581.86	654,349.44

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

I. COLLECTIONS

Interest:
Interest Collections	1,305,338.28
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,305,338.28

Principal:
Principal Collections	32,309,521.86
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	32,309,521.86
Recoveries of Defaulted Receivables	270,734.45

Total Collections	33,885,594.59

II. COLLATERAL POOL BALANCE DATA

	Number	Amount
Adjusted Pool Balance - Beginning of Period	55,483	695,679,087.18
Total Principal Payment		31,138,581.86

	54,444	664,540,505.32

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS
Total Collections	33,885,594.59
Reserve Account Draw	0.00
Total Available for Distribution	33,885,594.59
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	600,343.64
Servicing Fee Paid	600,343.64
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	81,839.63
Class A-2a Notes Monthly Interest Paid	81,839.63
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	41,243.14
Class A-2b Notes Monthly Interest Paid	41,243.14
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	420,866.67
Class A-3 Notes Monthly Interest Paid	420,866.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	110,400.00
Class A-4 Notes Monthly Interest Paid	110,400.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due	654,349.44
Total Note Monthly Interest Paid	654,349.44
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	32,630,901.51
4. Total Monthly Principal Paid on the Notes	31,138,581.86
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	31,138,581.86
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,492,319.65
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,492,319.65

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,255,208.41
Required Reserve Account Amount	3,255,208.41
Beginning Reserve Account Balance	3,255,208.41

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.41
Required Reserve Account Amount for Next Period		3,255,208.41

VI. POOL STATISTICS

Weighted Average Coupon		2.06%
Weighted Average Remaining Maturity		37.23

	Amount	Number
Principal on Defaulted Receivables	495,700.51	37
Principal Recoveries of Defaulted Receivables	270,734.45

Monthly Net Losses	224,966.06
Pool Balance at Beginning of Collection Period	720,412,365.50
Net Loss Ratio for Third Preceding Collection Period	0.69%
Net Loss Ratio for Second Preceding Collection Period	0.54%
Net Loss Ratio for Preceding Collection Period	0.58%
Net Loss Ratio for Current Collection Period	0.37%
Four-Month Average Net Loss Ratio	0.55%
Cumulative Net Losses for all Periods	5,699,113.68

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,159,385.76	198	0.46%
61-90 Days Delinquent	1,068,197.04	67	0.16%
91-120 Days Delinquent	140,562.19	14	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,368,144.99	279	0.64%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.16%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.16%	0.13%
Delinquency Ratio for Preceding Collection Period	0.16%	0.15%
Delinquency Ratio for Current Collection Period	0.18%	0.15%
Four-Month Average Delinquency Ratio	0.16%	0.14%

60 Day Delinquent Receivables	1,219,034.15
Delinquency Percentage	0.18%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Nissan Auto Receivables 2016-C Owner Trust

Servicer’s Certificate

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO